Income Tax (Details) - Schedule of net deferred tax liability - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liability
Net operating loss carryforward	$ 202,195
Unrealized gain on marketable securities		(1,282)
Total deferred tax liability	202,195	(1,282)
Valuation Allowance	(202,195)
Deferred tax liability		$ (1,282)